Depreciation, amortization, shipping and handling expenses	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Depreciation, amortization, shipping and handling expenses
7.1	Depreciation, amortization, shipping and handling expenses

(a)	Depreciation and amortization expenses

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000

Amortization of intangible assets (i)	1,012	1,012	38,957	6,162
Depreciation of investment property	380	376	355	56
Depreciation of property, plant and equipment	422,859	450,092	492,826	77,952
Depreciation of right-of-use assets ( i i)	40,958	43,127	41,458	6,558

	465,209	494,607	573,596	90,728

Note:

(i)
The higher amortization charges in 2021 is mainly due to the amortization charged on additional Technology Know-how recognized during the year which are transferred from Group capitalized development cost upon completion and ready for use.

(i i )	In 2020, COVID-19 related rent rebate received from lessors of RMB 0.2 million h as been offset against the depreciation of right-of-use assets.
Depreciation and amortization expenses are included in the following captions:

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Cost of sales	315,445	327,866	381,248	60,303
Research and development expenses	16,470	26,815	41,835	6,618
Selling, general and administrative expenses	133,294	139,926	150,513	23,807

	465,209	494,607	573,596	90,728

(b)	Shipping and handling expenses
Sales related shipping and handling expenses not separately billed to customers are included in the following caption:

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Selling, general and administrative expenses	221,255	237,683	224,292	35,477

7.2	(a) Other operating income

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Interest income	177,261	166,970	132,083	20,892
Dividend income from quoted equity securities	959	166	168	26
Gain on disposal of:
- property, plant and equipment	—	—	1,224	194
- quoted equity securities	11,528	874	5,416	857
- right-of-use assets	9,237	2,574	14,714	2,327
Government grants	122,371	209,793	152,932	24,190
Fair value gain on quoted equity securities	1,118	—	138	22
Fair value gain on foreign exchange forward contract	—	999	—	—
Realised foreign exchange gain, net	3,604	1,390	—	—
Unrealised foreign exchange gain, net	4,679	1,827	—	—
Others	16,404	15,676	19,496	3,083

	347,161	400,269	326,171	51,591

7.2	(b) Other operating e x penses

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Fair value loss on quoted equity securities	—	1,196	—	—
Fair value loss on foreign exchange forward contract	5,529	—	—	—
Loss on disposal of property, plant and equipment	645	4,183	—	—
Provision/(reversal) for onerous contract, net	—	13,639	(8,810)	(1,394)
Realised foreign exchange loss, net	—	—	(1,532)	(242)
Unrealised foreign exchange loss, net	—	—	3,271	518
Unrecoverable value added tax	—	—	11,164	1,766
Others	2,501	2,304	5,889	931

	8,675	21,322	9,982	1,579

7.3	Finance costs

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Bank term loans	76,721	95,357	82,109	12,987
Bills discounting	47,212	49,738	27,864	4,408
Bank charges	4,945	3,877	4,136	654
Interest on lease liabilities (Note 17)	2,918	2,198	1,819	288

	131,796	151,170	115,928	18,337

7.4	Staff costs

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Wages and salaries	1,122,712	1,364,751	1,338,777	211,758
Contribution to defined contribution plans	324,623	287,830	386,551	61,142
Executive bonuses	59,791	59,908	19,355	3,061
Staff welfare	82,692	94,982	93,992	14,867
Staff severance cost	15,454	19,712	11,771	1,862
Others	6,012	3,439	4,887	773

	1,611,284	1,830,622	1,855,333	293,463

Staff costs are included in the following captions
:

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Cost of sales	808,763	912,304	985,676	155,907
Research and development expenses	243,049	258,118	283,543	44,849
Selling, general and administrative expenses	559,472	660,200	586,114	92,707

	1,611,284	1,830,622	1,855,333	293,463